SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
		Jun. 26, 2021	Jun. 27, 2020	Jan. 13, 2020
Defined Benefit Plan Disclosure [Line Items]
Ownership				100.00%
Natures Cure, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	[1],[2]	Los Angeles - LAX Airport
Purpose	[1],[2]	Dispensary
Ownership	[1],[2]	0.00%	0.00%
LAX Fund 2 Group, L.L.C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	[2],[3]	0.00%	0.00%
Venice Caregivers Foundation, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	[1],[4]	Venice Beach - Abbot Kinney
Purpose	[1],[4]	Dispensary
Ownership	[1],[4]	0.00%	0.00%

[1]	California Corporation
[2]	Nature’s Cure, Inc. is wholly-owned by MedMen Opportunity Fund II, LP, a related party, and under control of the Company through a management agreement. The Company does not hold any ownership interests in the entity.
[3]	California Limited Liability Company
[4]	Venice Caregivers Foundation, Inc. is wholly-owned by MedMen Opportunity Fund II, LP, a related party, and under control of the Company through a management agreement. The Company does not hold any ownership interests in the entity.